PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Schedule of property, plant and equipment
	March 31 2023	June 30, 2022
Mine Assets	$450,000	$450,000
Total	$450,000	$450,000